Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares Series A Warrants	Ordinary Shares Series B Warrants	Ordinary Shares	Additional Paid in Capital Series A Warrants	Additional Paid in Capital Series B Warrants	Additional Paid in Capital	Statutory Reserve	Retained Earnings (Deficits)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Series A Warrants	Series B Warrants	Total
Balance at Dec. 31, 2021			$ 11,675			$ 6,845,394	$ 327,140	$ (282,791)	$ 62,903	$ (6,905)			$ 6,957,416
Balance (shares) at Dec. 31, 2021			11,675,216
Comprehensive income (loss):
Acquired noncontrolling interest								(7,048)	143	$ 6,905
Deconsolidation of Suzhou								240,933	(13,934)				226,999
Net loss								(2,154,084)					(2,154,084)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments									(101,200)				(101,200)
Balance at Dec. 31, 2022			$ 11,675			6,845,394	327,140	(2,202,990)	(52,088)				4,929,131
Balance (shares) at Dec. 31, 2022			11,675,216
Comprehensive income (loss):
Net loss								(1,160,446)					(1,160,446)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments									108,520				108,520
Balance at Dec. 31, 2023			$ 11,675			6,845,394	327,140	(3,363,436)	56,432				3,877,205
Balance (shares) at Dec. 31, 2023			11,675,216
Increase (Decrease) in Stockholders' Equity
Share-based compensation May 14, 2024			$ 23			24,738							24,761
Share-based compensation May 14, 2024 (Shares)			23,360
Share-based compensation to employees May 31, 2024			$ 890			1,129,359							1,130,249
Share-based compensation to employees May 31, 2024 (Shares)			889,960
Share-based compensation to executive officers May 31, 2024			$ 286			362,883							363,169
Share-based compensation to executive officers May 31, 2024 (Shares)			285,960
Share-based compensation August 26, 2024			$ 24			26,140							26,164
Share-based compensation August 26, 2024 (Shares)			23,360
Private placement September 18, 2024			$ 2,722			403,953							406,675
Private placement September 18, 2024 (Shares)			2,722,224
Exercise warrants	$ 1,039	$ 8,558		$ 312,758	$ 765,771						$ 313,797	$ 774,329
Exercise warrants (Shares)	1,038,889	8,557,554
Comprehensive income (loss):
Net loss								(3,189,205)					(3,189,205)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments									(145,553)				(145,553)
Balance at Dec. 31, 2024			$ 25,217			$ 9,870,996	$ 327,140	$ (6,552,641)	$ (89,121)				$ 3,581,591
Balance (shares) at Dec. 31, 2024			25,216,523